CONSOLIDATED INRERIM STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss	$ (14,759)	$ (18,860)
Adjustments to the profit or loss items:
Depreciation	807	717
Amortization of intangible assets	481	577
Share-based compensation	1,219	830
Increase in Convertible SAFE	220	0
Net financing expenses	6	3,146
Loss from sale of property, plant and equipment	(26)	0
Taxes on income (tax benefit)	(24)	40
Adjustments to the profit or loss items	2,683	5,310
Changes in asset and liability items:
Decrease in trade receivables	170	170
Decrease in other receivables	84	463
Decrease (increase) in inventories	317	(70)
Increase (decrease) in trade payables	26	(172)
Increase (decrease) in employees and payroll accruals	172	(278)
Decrease in other payables	(162)	(593)
Increase (decrease) in deferred revenues and other advances	(73)	(159)
Changes in asset and liability items	534	(639)
Cash received (paid) during the period for:
Interest received	283	80
Interest paid	(66)	(227)
Taxes paid	(10)	(29)
Net cash used in operating activities	(11,335)	(14,365)
Cash flows from investing activities:
Purchase of property, plant and equipment	(483)	(747)
Proceeds from sale of marketable securities	6,924	12,149
Purchase of marketable securities	(503)	(659)
Proceeds from sale of property, plant and equipment	26
Withdrawal from (investment in) short term bank deposits, net	(13,560)	3,000
Net cash provided by (used in) investing activities	(7,596)	13,743
Cash flows from financing activities:
Issuance of a subsidiary preferred shares to non-controlling interests	9,523	0
Proceeds from issuance of ordinary shares, net of issuance expenses	336	0
Proceeds from exercise of options	0	7
Repayment of lease liability	(413)	(492)
Proceeds from government and other grants	1,089	30
Repayment of government grants	(35)	(14)
Net cash provided by (used in) financing activities	10,500	(469)
Exchange rate differences - cash and cash equivalent balances	(316)	(2,367)
Decrease in cash and cash equivalents	(8,747)	(3,458)
Cash and cash equivalents, beginning of the period	28,980	32,325
Cash and cash equivalents, end of the period	20,233	28,867
Significant non-cash activities
Acquisition of property, plant and equipment, net	90	66
Increase of right-of-use asset recognized with corresponding lease liability	$ 135	$ 30